Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net
Schedule of accounts receivable, net

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	40,464	27,309	4,185
Allowance for doubtful accounts	(20,040)	(21,346)	(3,271)
Total accounts receivable, net	20,424	5,963	914

Schedule of analysis of the allowance for doubtful accounts

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of the year	15,763	20,040	3,071
Provision	8,487	1,306	200
Reversal	(4,210)	—	—
Write-off	—	—	—
Balance at end of the year	20,040	21,346	3,271